Derivatives	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Derivatives

As discussed under “Derivatives” in Note A — “Accounting Policies” to the financial statements, GALIC uses derivatives in certain areas of its operations.

Derivatives That Do Not Qualify for Hedge Accounting   The following derivatives that do not qualify for hedge accounting under GAAP are included in GALIC’s Balance Sheet at fair value (in millions):

		December 31, 2015		December 31, 2014
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
MBS with embedded derivatives	Fixed maturities	$100	$—	$96	$—
Public company warrants	Equity securities	4	—	10	—
Fixed-indexed annuities (embedded derivative)	Annuity benefits accumulated	—	1,369	—	1,160
Equity index call options	Equity options - fixed indexed annuities	241	—	322	—
Reinsurance contracts (embedded derivative)	Other liabilities	—	7	—	13
		$345	$1,376	$428	$1,173

The MBS with embedded derivatives consist primarily of interest-only MBS with interest rates that float inversely with short-term rates. GALIC records the entire change in the fair value of these securities in earnings. These investments are part of GALIC’s overall investment strategy and represent a small component of GALIC’s overall investment portfolio.

Warrants to purchase shares of publicly traded companies, which represent a small component of GALIC’s overall investment portfolio, are considered to be derivatives that must be marked to market through earnings. GALIC exercised its most significant warrant position in the first quarter of 2015.

GALIC’s fixed-indexed annuities, which represented approximately 60% of annuity benefits accumulated at December 31, 2015, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. GALIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. GALIC receives collateral from its counterparties to support its purchased call option assets. This collateral ($211 million at December 31, 2015 and $285 million at December 31, 2014) is shown as funds held as collateral in GALIC’s Balance Sheet with an offsetting liability to return the collateral, which is included in liability for funds held as collateral. GALIC’s strategy is designed so that the change in the fair value of the call option assets will generally offset the economic change in the liabilities from the index participation. Both the index-based component of the annuities and the related call options are considered derivatives. Fluctuations in interest rates and the stock market, among other factors, can cause volatility in the periodic measurement of fair value of the embedded derivative that management believes can be inconsistent with the long-term economics of these products.

As discussed under “Reinsurance” in Note A to the financial statements, certain reinsurance contracts are considered to contain embedded derivatives.

The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting (in millions):

Derivative	Statement of Earnings Line	2015	2014	2013
MBS with embedded derivatives	Realized gains on securities	$(5)	$4	$(5)
Public company warrants	Realized gains on securities	—	—	2
Interest rate swaptions	Realized gains on securities	—	(2)	1
Fixed-indexed annuities (embedded derivative) (*)	Annuity benefits	(17)	(182)	(182)
Equity index call options	Annuity benefits	(56)	181	210
Reinsurance contracts (embedded derivative)	Net investment income	6	(3)	7
		$(72)	$(2)	$33

(*)
The change in fair value of the embedded derivative includes losses related to unlocking of actuarial assumptions of $28 million in 2015 compared to gains related to unlocking of actuarial assumptions of $58 million in 2014 and $2 million in 2013.

Derivatives Designated and Qualifying as Cash Flow Hedges   In the second quarter of 2015, GALIC entered into two interest rate swaps (a five-year, $195 million notional amount swap and a fifteen-year, $132 million notional amount swap) under which GALIC receives fixed-rate interest payments in exchange for variable interest payments based on three-month LIBOR. In the third quarter of 2014, GALIC entered into a five-year $431 million notional amount interest rate swap under which GALIC receives fixed-rate interest payments in exchange for variable interest payments based on one-month LIBOR. The purpose of each of these swaps is to effectively convert a portion of GALIC’s floating rate fixed maturity securities to fixed rates by offsetting the variability in cash flows attributable to changes in LIBOR.

The notional amounts amortize down over each swap’s respective life in anticipation of an expected decline in GALIC’s portfolio of fixed maturity securities with floating interest rates based on LIBOR ($614 million and $401 million total notional amounts at December 31, 2015 and December 31, 2014, respectively). The fair value of the effective portion of the interest rate swaps in an asset position and included in other assets was $2 million and less than $1 million at December 31, 2015 and December 31, 2014, respectively. The fair value of the effective portion of interest rate swaps in a liability position and included in other liabilities was less than $1 million at December 31, 2015 and zero at December 31, 2014. The net unrealized gain or loss on cash flow hedges is included in AOCI, net of DPAC and tax. During 2015 and 2014, $6 million and $2 million was reclassified from AOCI to net investment income. There was no ineffectiveness recorded in Net Earnings during these periods.